INTANGIBLE ASSETS (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
INTANGIBLE ASSETS
Amortization expense	$ 414	2,567	1,824	1,500
Estimated amortization expenses
2015		2,231
2016		1,925
2017		1,831
2018		1,490
2019		219